Investment Accounted for Using the Equity Method and Put Right Liabilities - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Investment Accounted for Using the Equity Method and Put Right Liabilities Abstract [Abstract]
Expected terms (Year)	4 years
Estimated volatility	55.20%
Spot price	$ 143,401
Probability of triggering event for redemption option	65.00%